Collection Period Ended 30-Sep-2012
Principal Note
Payment Factor
0.00 0.000000
41,646,373.85 0.186344
0.00 1.000000
0.00 1.000000
41,646,373.85
Interest & Principal
Payment
0.00
41,679,569.84
319,458.33
134,708.33
$42,133,736.50
Mercedes-Benz Auto Receivables Trust 2011-1
Investor Report
Amounts in USD
Dates
Collection Period No. 15
Collection Period (from... to) 1-Sep-2012 30-Sep-2012
Determination Date 11-Oct-2012
Record Date 12-Oct-2012
Distribution Date 15-Oct-2012
Interest Period of the Class A-1 and A-2 Notes (from... to) 17-Sep-2012 15-Oct-2012 Actual/360 Days 28
Interest Period of the Class A-3 and A-4 Notes (from... to) 15-Sep-2012 15-Oct-2012 30/360 Days 30
1-m Libor 0.220750%
Summary
Initial Beginning Ending Principal per $1000
Balance Balance Balance Face Amount
Class A-1 Notes 495,000,000.00 0.00 0.00 0.000000
Class A-2 Notes 469,000,000.00 129,041,746.28 87,395,372.43 88.798238
Class A-3 Notes 451,000,000.00 451,000,000.00 451,000,000.00 0.000000
Class A-4 Notes 132,500,000.00 132,500,000.00 132,500,000.00 0.000000
Total Note Balance
1,547,500,000.00
712,541,746.28
670,895,372.43
Overcollateralization 90,968,899.86 108,958,181.84 108,958,181.84
Adjusted Pool Balance 1,638,468,899.86 821,499,928.12 779,853,554.27
Yield Supplement Overcollateralization Amount
53,171,320.50 24,994,020.39 23,559,468.46
Pool Balance
1,691,640,220.36
846,493,948.51
803,413,022.73
Amount Percentage
Initial Overcollateralization Amount 90,968,899.86 5.55%
Target Overcollateralization Amount 108,958,181.84 6.65%
Current Overcollateralization Amount 108,958,181.84 6.65%
Interest per Interest & Principal Payment
Interest Rate Interest Payment $1000 Face Amount per $1000 Face Amount
Class A-1 Notes 0.216670% 0.00 0.000000 0.000000
Class A-2 Notes 0.330750% 33,195.99 0.070780 88.869019
Class A-3 Notes 0.850000% 319,458.33 0.708333 0.708333
Class A-4 Notes 1.220000% 134,708.33 1.016667 1.016667
Total
$487,362.65
Available Funds
Distributions
Principal Collections 42,729,788.25 (1) Total Servicing Fee 705,411.62
Interest Collections 2,432,302.99 Nonrecoverable Advances to the Servicer 0.00
Net Liquidation Proceeds 89,012.44 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Recoveries 218,136.71 (3) Interest Distributable Amount Class A Notes 487,362.65
Purchase Amounts
0.00
(4) Priority Principal Distributable Amount
0.00
Advances made by the Servicer
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
0.00
Investment Earnings 0.00 (6) Regular Principal Distributable Amount 41,646,373.85
Available Collections
45,469,240.39 (7) Additional Servicing Fee and Transition Costs 0.00
Paid Shortfall
Reserve Fund Draw Amount 0.00 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Available Funds
45,469,240.39
(9) Excess Collections to Certificateholders 2,630,092.27
Total Servicing Fee 705,411.62 705,411.62 0.00
Total Trustee Fee
Total Distribution
Distribution Detail
Due
Monthly Interest Distributable Amount 487,362.65 487,362.65 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 33,195.99 33,195.99 0.00
thereof on Class A-3 Notes 319,458.33 319,458.33 0.00
thereof on Class A-4 Notes 134,708.33 134,708.33 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
thereof on Class A-4 Notes
0.00 0.00 0.00
Interest Distributable Amount Class A Notes
487,362.65 487,362.65 0.00
Priority Principal Distributable Amount
0.00 0.00 0.00
Regular Principal Distributable Amount
41,646,373.85 41,646,373.85 0.00
Aggregate Principal Distributable Amount
45,469,240.39
0.00 0.00 0.00
41,646,373.85 0.00 41,646,373.85
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount 4,096,172.25
Reserve Fund Amount - Beginning Balance 4,096,172.25
plus top up Reserve Fund up to the Required Amount 0.00
plus Net Investment Earnings for the Collection Period 0.00
minus Net Investment Earnings 0.00
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 4,096,172.25
Reserve Fund Deficiency 0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund 0.00
Net Investment Earnings on the Collection Account 0.00
Investment Earnings for the Collection Period 0.00
Notice to Investors
Pool Statistics
Pool Data
Amount Number of Receivables
Cutoff Date Pool Balance
1,691,640,220.36 62,088
Pool Balance beginning of Collection Period
Principal Collections 27,935,953.57
846,493,948.51 45,441
Principal Collections attributable to Full Pay-offs 14,793,834.68
Principal Purchase Amounts 0.00
Principal Gross Losses 351,137.53
Pool Balance end of Collection Period
803,413,022.73 44,311
Pool Factor 47.49%
As of Cutoff Date Current
Weighted Average APR 3.62% 3.61%
Weighted Average Number of Remaining Payments 45.89 33.63
Weighted Average Seasoning (months) 13.28 27.75
Delinquency Profile *
Amount Number of Receivables Percentage
Current 44,092 99.41%
31-60 Days Delinquent 3,659,606.72 171 0.46%
61-90 Days Delinquent 799,878.74 34 0.10%
91-120 Days Delinquent 295,350.57 14 0.04%
Total 803,413,022.73 44,311 100.00%
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses 351,137.53
Principal Net Liquidation Proceeds 87,079.13
Principal Recoveries 215,177.51
Principal Net Losses 48,880.89
Cumulative Principal Net Losses 2,612,848.64
Cumulative Principal Net Losses as % of Cutoff Date Pool 0.154%
798,658,186.70